Operating Leases (Details) - Schedule of Balance Sheet Information - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet Information [Abstract]
Operating lease right-of-use assets	$ 1,144	$ 1,539
Current lease liabilities	611	606
Non-current lease liabilities	533	933
Total lease liabilities	$ 1,144	$ 1,539
Weighted average remaining lease term	2 years 2 months 12 days	3 years
Weighted average discount rate	7.17%	5.80%